Average Annual Total Returns - FidelityMunicipalIncome2025Fund-RetailPRO - FidelityMunicipalIncome2025Fund-RetailPRO - Fidelity Municipal Income 2025 Fund	Aug. 29, 2024
Fidelity Municipal Income 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.84%
Past 5 years	1.86%
Since Inception	1.66%	[1]
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.84%
Past 5 years	1.86%
Since Inception	1.66%	[1]
Fidelity Municipal Income 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.46%
Past 5 years	1.85%
Since Inception	1.70%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.18%
IXZHF
Average Annual Return:
Past 1 year	2.91%
Past 5 years	2.03%
Since Inception	1.87%

[1]	A From May 25, 2017 .